Document and Entity Information	Sep. 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001846069
Document Type	8-K
Document Period End Date	Sep. 17, 2021
Entity Registrant Name	Khosla Ventures Acquisition Co. II
Entity Incorporation State Country Code	DE
Entity File Number	001-40246
Entity Tax Identification Number	86-1776836
Entity Address, Address Line One	2128 Sand Hill Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	376-8500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	KVSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false